Notes Related to the Consolidated Statements of Financial Position - Summary of Details of Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provision for retirement indemnities	€ 214	€ 163	€ 100
Provision for retirement indemnities [member]
Disclosure of other provisions [line items]
Provision for retirement indemnities	€ 214	€ 163	100
Provisions for disputes [member]
Disclosure of other provisions [line items]
Provision for retirement indemnities			€ 81